Loss per share (Details) - shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Statement [Line Items]
Dilutive effect of convertible instruments on number of ordinary shares	12,784,658	9,320,726	10,181,654
performance share unit member
Statement [Line Items]
Dilutive effect of convertible instruments on number of ordinary shares	0	2,420,104	0
Stock Options Member
Statement [Line Items]
Dilutive effect of convertible instruments on number of ordinary shares	2,460,615	418,529	3,224,859
Represents information of warrant.
Statement [Line Items]
Dilutive effect of convertible instruments on number of ordinary shares	10,324,043	6,482,093	6,956,795